Discontinued operations - Narrative (Details) - EUR (€) € in Millions		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of analysis of single amount of discontinued operations [line items]
Impairment loss recognized on the remeasurement to fair value less costs to sell		€ (514)	€ 0	€ 0
Portion of consideration paid (received) consisting of cash and cash equivalents		98
Deferred cash consideration		30
Submarine Networks
Disclosure of analysis of single amount of discontinued operations [line items]
Gain on sale after tax		€ 29
Proportion of ownership interest in associate	20.00%